Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Thousands		Total		Voting Common Stock Outstanding [Member]		Voting Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income (Loss) [Member]
Beginning Balance at Mar. 26, 2016	[1]	$ 10,203				$ 93,348	$ 18,855	$ (100,957)	$ (1,043)
Beginning Balance, Shares at Mar. 26, 2016	[1]			17,960,881
Net income (loss)		7,075	[1]					7,075
Cumulative translation adjustment	[3]	10	[1],[2]						10
Total comprehensive income (loss)	[1]	7,085
Compensation expense resulting from stock options and stock appreciation rights granted to Management		205					205
Ending Balance at Mar. 25, 2017	[1]	$ 17,493				93,348	19,060	(93,882)	(1,033)
Ending Balance, Shares at Mar. 25, 2017		17,960,881		17,960,881	[1]
Net income (loss)		$ 14,095	[1]					14,095
Cumulative translation adjustment	[3]	907	[1],[2]						907
Total comprehensive income (loss)	[1]	15,002
Re-classification to Net income from discontinued operations		(193)					(193)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		175					175
Ending Balance at Mar. 31, 2018	[1]	$ 32,477				93,348	19,042	(79,787)	(126)
Ending Balance, Shares at Mar. 31, 2018		17,960,881		17,960,881	[1]
Net income (loss)		$ (18,686)						(18,686)
Cumulative translation adjustment	[3]	(86)	[2]						(86)
Total comprehensive income (loss)		(18,772)
Compensation expense resulting from stock options and stock appreciation rights granted to Management		78					78
Ending Balance at Mar. 30, 2019		$ 13,783				$ 93,348	$ 19,120	$ (98,473)	$ (212)
Ending Balance, Shares at Mar. 30, 2019		17,960,881		17,960,881

[1]	Recast (refer to note 1)
[2]	Item that may be reclassified to the Statement of Operations in future periods
[3]	The change in cumulative translation adjustments is not due to reclassifications out of accumulated other comprehensive income (loss).